Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Funds
Entity Central Index Key	0000002664
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000028787
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IAVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
AssetsNet	$ 2,510,425,555
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,510,425,555 # of Portfolio Holdings74 Portfolio Turnover Rate41%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Information Technology	32.3%
Financials	14.0%
Health Care	10.2%
Communication Services	9.7%
Industrials	8.1%
Consumer Discretionary	7.8%
Consumer Staples	5.3%
Energy	4.2%
Real Estate	3.2%
Utilities	2.5%
Materials	2.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.3%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.5%
Broadcom, Inc.	4.1%
NVIDIA Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
AT&T, Inc.	1.8%
Micron Technology, Inc.	1.9%
Boeing Co.	1.8%

C000028788
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IIVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 2,510,425,555
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,510,425,555 # of Portfolio Holdings74 Portfolio Turnover Rate41%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Information Technology	32.3%
Financials	14.0%
Health Care	10.2%
Communication Services	9.7%
Industrials	8.1%
Consumer Discretionary	7.8%
Consumer Staples	5.3%
Energy	4.2%
Real Estate	3.2%
Utilities	2.5%
Materials	2.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.3%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.5%
Broadcom, Inc.	4.1%
NVIDIA Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
AT&T, Inc.	1.8%
Micron Technology, Inc.	1.9%
Boeing Co.	1.8%

C000028789
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S
Trading Symbol	ISVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 2,510,425,555
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,510,425,555 # of Portfolio Holdings74 Portfolio Turnover Rate41%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Information Technology	32.3%
Financials	14.0%
Health Care	10.2%
Communication Services	9.7%
Industrials	8.1%
Consumer Discretionary	7.8%
Consumer Staples	5.3%
Energy	4.2%
Real Estate	3.2%
Utilities	2.5%
Materials	2.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.3%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.5%
Broadcom, Inc.	4.1%
NVIDIA Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
AT&T, Inc.	1.8%
Micron Technology, Inc.	1.9%
Boeing Co.	1.8%

C000074892
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 2,510,425,555
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,510,425,555 # of Portfolio Holdings74 Portfolio Turnover Rate41%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Information Technology	32.3%
Financials	14.0%
Health Care	10.2%
Communication Services	9.7%
Industrials	8.1%
Consumer Discretionary	7.8%
Consumer Staples	5.3%
Energy	4.2%
Real Estate	3.2%
Utilities	2.5%
Materials	2.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.3%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.5%
Broadcom, Inc.	4.1%
NVIDIA Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
AT&T, Inc.	1.8%
Micron Technology, Inc.	1.9%
Boeing Co.	1.8%